INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [line items]
Fair value, beginning of year	$ 100,865	$ 96,782
Additions	11,580	13,558
Acquisitions through business combinations, investment property	9,805	988
Dispositions	(4,430)	(15,017)
Fair value changes	629	5,073
Foreign currency translation and other	(3,075)	(1,118)
Fair value, end of year2	115,100	100,865
Right-of-use assets	4,400	4,100
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	(274)	599
Property, plant and equipment [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets	6,600	7,000
Property, plant and equipment [member] | Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure of detailed information about investment property [line items]
Right-of-use assets	$ 108,200	$ 94,900